Cover	Sep. 06, 2024
Entity Addresses [Line Items]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Ocean Power Technologies, Inc.
Entity Central Index Key	0001378140
Entity Tax Identification Number	22-2535818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 Engelhard Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Engelhard Drive
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Contact Personnel Name	Philipp Stratmann